Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	654,639,658.86	35,492
Yield Supplement Overcollateralization Amount 03/31/23	56,770,316.29	0
Receivables Balance 03/31/23	711,409,975.15	35,492
Principal Payments	25,083,749.97	656
Defaulted Receivables	393,230.96	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	53,991,154.11	0
Pool Balance at 04/30/23	631,941,840.11	34,820

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.28%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,115,601.71	300
Past Due 61-90 days	1,991,273.54	74
Past Due 91-120 days	176,891.78	9
Past Due 121+ days	0.00	0
Total	9,283,767.03	383

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.35%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	329,257.04
Aggregate Net Losses/(Gains) - April 2023	63,973.92
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.11%
Prior Net Losses/(Gains) Ratio	0.42%
Second Prior Net Losses/(Gains) Ratio	0.18%
Third Prior Net Losses/(Gains) Ratio	0.65%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	5,687,476.56
Actual Overcollateralization	5,687,476.56
Weighted Average Contract Rate	4.23%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	50.42

Flow of Funds	$ Amount
Collections	27,797,379.45
Investment Earnings on Cash Accounts	23,269.26
Servicing Fee	(592,841.65)
Transfer to Collection Account	-
Available Funds	27,227,807.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,688,420.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,056,061.82
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,687,476.56
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,913,344.03

Total Distributions of Available Funds	27,227,807.06

Servicing Fee	592,841.65
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	648,747,901.93
Principal Paid	22,493,538.38
Note Balance @ 05/15/23	626,254,363.55

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2a
Note Balance @ 04/17/23	174,004,531.36
Principal Paid	15,745,476.87
Note Balance @ 05/15/23	158,259,054.49
Note Factor @ 05/15/23	63.8656394%

Class A-2b
Note Balance @ 04/17/23	74,573,370.57
Principal Paid	6,748,061.51
Note Balance @ 05/15/23	67,825,309.06
Note Factor @ 05/15/23	63.8656394%

Class A-3
Note Balance @ 04/17/23	266,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	266,000,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-4
Note Balance @ 04/17/23	89,920,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	89,920,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	29,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	29,500,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	14,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	14,750,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,820,924.65
Total Principal Paid	22,493,538.38
Total Paid	24,314,463.03

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	401,660.46
Principal Paid	15,745,476.87
Total Paid to A-2a Holders	16,147,137.33

Class A-2b
One-Month SOFR	4.75008%
Coupon	5.32008%
Interest Paid	308,572.68
Principal Paid	6,748,061.51
Total Paid to A-2b Holders	7,056,634.19

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8520954
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.8785850
Total Distribution Amount	24.7306804

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.6209058
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.5410689
Total A-2a Distribution Amount	65.1619747

A-2b Interest Distribution Amount	2.9055808
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.5410688
Total A-2b Distribution Amount	66.4466496

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	91.41
Noteholders' Third Priority Principal Distributable Amount	655.74
Noteholders' Principal Distributable Amount	252.85

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	4,915,858.40
Investment Earnings	19,014.20
Investment Earnings Paid	(19,014.20)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,765,821.01	$4,779,102.76	4,014,119.15
Number of Extensions	131	167	142
Ratio of extensions to Beginning of Period Receivables Balance	0.53%	0.64%	0.52%